BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

VIA EDGAR TRANSMISSION

May 5, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Investors Mark Series Fund, Inc. (the "Corporation")
    File Nos: 333-32723;811-08321

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the Corporation's Prospectus, dated May 1, 2005, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, does not differ from the Propsectus contained in the Post Effective Amendment #12 to the Corporation's registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on April 29, 2005.

Please contact the undersigned at (617) 824-1215 with any questions.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Vice President - Legal Services
Sub-administrator to the Corporation

cc: Laura Moret, Esq.
    Raymond O'Hara, Esq.